OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION - Results by segment (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of operating segments [line items]
External revenue	$ 3,371.3	$ 2,981.9
Depreciation and amortization	310.5	319.5
Impairment of non-financial assets – net	41.8	171.7
Share of after-tax profit (loss) of equity accounted investees	48.5	2.7
Operating income	284.2	48.4
Operating segments
Disclosure of operating segments [line items]
External revenue	3,371.3	2,981.9
Depreciation and amortization	310.5	319.5
Impairment of non-financial assets – net	41.8	171.7
Share of after-tax profit (loss) of equity accounted investees	48.5	2.7
Operating income	284.2	48.4
Adjusted segment operating income	444.5	280.6
Operating segments | Civil Aviation
Disclosure of operating segments [line items]
External revenue	1,617.8	1,412.9
Depreciation and amortization	224.1	242.9
Impairment of non-financial assets – net	34.5	119.9
Share of after-tax profit (loss) of equity accounted investees	42.1	5.2
Operating income	224.1	6.5
Adjusted segment operating income	314.7	164.3
Operating segments | Defense and Security
Disclosure of operating segments [line items]
External revenue	1,602.1	1,217.1
Depreciation and amortization	73.4	54.3
Impairment of non-financial assets – net	3.0	43.2
Share of after-tax profit (loss) of equity accounted investees	6.4	(2.5)
Operating income	56.0	15.5
Adjusted segment operating income	119.2	87.0
Operating segments | Healthcare
Disclosure of operating segments [line items]
External revenue	151.4	351.9
Depreciation and amortization	13.0	22.3
Impairment of non-financial assets – net	4.3	8.6
Share of after-tax profit (loss) of equity accounted investees	0.0	0.0
Operating income	4.1	26.4
Adjusted segment operating income	$ 10.6	$ 29.3